UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  September 30, 2006

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	November 13, 2006

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  55
Form 13F Information Table Value Total:  134422

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1502	27055	SH		SOLE		4800		22255
AIG		COM	026874107	2729	41179	SH		SOLE		7530		33649
Altira	 	COM	02209S103	354	4620	SH		SOLE		0		4620
American Pwr	COM	029066107	3287	149688	SH		SOLE		28508		121180
BP PLC	   SPON ADR	055622104	238	3622	SH		SOLE		0		3622
Bank of America	COM	060505104	502	9366	SH		SOLE		0		9366
Bank of NY	COM	064057102	3736	105966	SH		SOLE		19625		86341
Bristol Myers 	COM	110122108	5804	232906	SH		SOLE		43535		189371
Caterpillar	COM	149123101	269	4085	SH		SOLE		0		4085
Cisco Sysstems	COM	17275R102	2040	88760	SH		SOLE		17090		71670
Coca Cola 	COM	191216100	3624	81102	SH		SOLE		13910		67192
Deere		COM	244199105	482	5750	SH		SOLE		0		5750
Dow Jones 	COM	260561105	2370	70670	SH		SOLE		13070		57600
Eastman Kodak 	COM	264399106	3132	139801	SH		SOLE		26291		113510
Eli Lilly 	COM	277461109	2858	50135	SH		SOLE		9070		41065
Exxon Mobil	COM	30231G102	384	5730	SH		SOLE		0		5730
Fed. Nat'l Mtg	COM	313586109	1327	23730	SH		SOLE		4200		19530
Fifth Third Banc COM	316773100	1713	44990	SH		SOLE		8200		36790
Ford Mtr PFD TR CV6.5%  345395206	2366	70445	SH		SOLE		0		70445
Fortune Bnd	COM	349631101	322	4285	SH		SOLE		0		4285
GB & T		COM	361462104	405	19230	SH		SOLE		0		19230
Gallaher	COM	363595109	275	4200	SH		SOLE		0		4200
GE	 	COM	369604103	6882	194949	SH		SOLE		27310		167639
Hewlett Pkd	COM	428236103	1966	53577	SH		SOLE		10555		43022
Home Depot 	COM	437076102	4914	135486	SH		SOLE		25032		110454
IBM		COM	459044103	4251	51875	SH		SOLE		7940		43935
Intel Corp 	COM	458140100	4868	236676	SH		SOLE		44230		192446
Janus 		COM	47102X105	2594	131555	SH		SOLE		25040		106515
Johnson&Johnson	COM	478160104	364	5601	SH		SOLE		0		5601
Marsh&Mclennan 	COM	571748102	2871	101985	SH		SOLE		19895		82090
Maxim IntegratedCOM	57772K101	1696	60415	SH		SOLE		10950		49465
McDonalds Corp 	COM	580135101	2395	61230	SH		SOLE		10879		50351
Merck & Co 	COM	589331107	5956	142146	SH		SOLE		28035		114111
Microsoft Corp 	COM	594918104	3614	132155	SH		SOLE		24270		107885
New York Times	CL A	650111107	2045	89000	SH		SOLE		16460		72540
Nokia Corp	COM	654902204	5166	262368	SH		SOLE		44890		217478
Northern Trust 	COM	665859104	3950	67604	SH		SOLE		12335		55269
Pfizer Inc	COM	717081103	5414	190893	SH		SOLE		34784		156109
Pitney Bowes	COM	724479100	1771	39916	SH		SOLE		7395		32521
Regions Fin	COM	7591EP100	1171	31835	SH		SOLE		0		31835
Schering-Plough COM	806605101	4877	220760	SH		SOLE		41000		179760
Southwest Air	COM	844741108	3204	192332	SH		SOLE		36280		156052
SunTrust Bank	COM	867892101	981	6700	SH		SOLE		0		6700
Sysco Corp	COM	871829107	2951	88230	SH		SOLE		16270		71960
Wachovia Corp 	COM	929903102	1055	18914	SH		SOLE		0		18914
Walt Disney 	COM	254687106	1761	56985	SH		SOLE		9750		47235
Waste Mgmt	COM	94106L109	1687	46005	SH		SOLE		8285		37720
Windstream	COM	97381W104	3048	23110	SH		SOLE		5139		17971
Xerox	 	COM	984121103	2306	148209	SH		SOLE		28339		119270
XL Capital	COM	G98255105	1317	19175	SH		SOLE		3450		15725
Zimmer Holding	COM	98956P102	1316	19491	SH		SOLE		3575		15916
IShares TR	GS Corp	464287242	3278	30680	SH		SOLE		0		30680
IShares TR	Lehman AGG 464287226	6515	65045	SH		SOLE		0		65045
IShares TR	1-3 Yr	464287457	997	12405	SH		SOLE		0		12405
IShares TR	7-10 Yr	464287440	729	8780	SH		SOLE		0		8780